As filed with the Securities and Exchange Commission on July 11, 2003.

                                                    Commission File No. 33-48922
                                                    ----------------------------
                                                    Commission File No. 811-6720
                                                    ----------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No. 28
                                 ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 28
                  ----

                              Meeder Advisor Funds
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
             -------------------------------------------------------
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614) 766-7000

         Wesley F. Hoag, Vice President - Meeder Asset Management, Inc.
         ---------------------------------------------------------------
             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box).

/   / immediately upon filing pursuant to paragraph (b) of Rule 485

/   / on _____________ pursuant to paragraph (b) of Rule 485.

/   / 60 days after filing pursuant to paragraph (a)(1).

/   / on (date) pursuant to paragraph (a)(1).

/   / 75 days after filing pursuant to paragraph (a)(2).

/XXX/ on October 1, 2003 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / This post-effective  amendment  designates  a  new  effective  date  for a previously filed post- effective amendment.

                              MEEDER PREMIER FUNDS

PROSPECTUS                              DEFENSIVE EQUITY FUND
OCTOBER 1, 2003
                                        GROWTH FUND

                                        AGGRESSIVE GROWTH FUND

                                        FIXED INCOME FUND


     Meeder Premier Funds is a family of funds that covers a variety of investment opportunities.

     This Prospectus gives you important information about four of the Meeder Premier Funds that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                              Meeder Premier Funds
                               6125 Memorial Drive
                                Dublin, OH 43017
                                  614-766-7000
                            Toll Free: 1-800-325-3539
                                Fax: 614-766-6669

                                                                        CONTENTS

---------------------------------------------------------------------- THE FUNDS

A fund by fund look at                  The Defensive Equity Fund          _____
investment goals, strategies,           The Growth Fund                    _____
risks, performance and expenses         The Aggressive Growth Fund         _____
                                        Fixed Income Fund                  _____

More information about the Funds        More Information about the Funds   _____
you should know before investing        Who Manages the Funds?             _____
                                        How is the Trust Organized?        _____
                                        How Does Taxation Affect the
                                        Funds and Their Shareholders?      _____

------------------------------------------------------------- SHAREHOLDER MANUAL

Information about account               How to Buy Shares                  _____
transactions and services               How to Make Withdrawals
                                          (Redemptions)                    _____
                                        Transaction Policies               _____
                                        Other Shareholder Services         _____

---------------------------------------------------------------- MORE ABOUT RISK

                                        Investment Practices, Securities
                                          and Related Risks                _____
                                        Risk and Investment Glossary       _____

----------------------------------------------------------- FOR MORE INFORMATION

Where to learn more about the Funds     Back Cover

                  THE DEFENSIVE EQUITY FUND - [TICKER SYMBOL]

INVESTMENT GOAL

The Fund seeks growth of capital. To pursue this goal, the Fund invests primarily in other growth mutual funds that are not affiliated with the Fund.

MAIN STRATEGIES

The Fund is a "fund of funds" that pursues its investment goal primarily through asset allocation and the selection of mutual funds, closed-end investment companies and exchange traded funds (the "underlying funds"). The underlying funds in which the Fund are primarily growth funds investing in common stocks. In the underlying funds, current income will usually be of secondary importance. The Adviser overweights underlying fund types that it believes represent above average market potential with below average market risk. The Adviser continually evaluates market capitalization (for example, large capitalization versus small capitalization) and sector rotation (for example, technology versus industrial companies) when selecting underlying funds.

The Fund may invest up to 100% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic. When invested defensively, the Fund could be unable to achieve its investment objective. The Fund places a high degree of importance on maintaining and protecting portfolio values from adverse market conditions. The Fund strives to avoid losses during high risk market environments and strives to provide attractive returns during low risk markets. When the Adviser's evaluation of the stock market indicates that the risks of the stock market are greater than the potential rewards, the Fund will reduce or eliminate its position in growth mutual funds in order to attempt to preserve your capital. The Fund may also invest in common stocks directly.

The Fund may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

The Fund may invest in index-based investments and closed-end funds. See "The Defensive Equity Fund - How Does the Fund Pursue its Investment Goal?"

None of the Fund's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

MAIN RISK FACTORS

When the Fund is invested primarily in growth mutual funds, the value of your investment will fluctuate in response to stock market movements. Because the Fund invests primarily in underlying funds (including mutual funds, closed-end funds and exchange-traded funds), the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Fund in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Fund owns. By investing indirectly in underlying funds through the Fund, you will bear not only your proportionate share of the Fund's expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any underlying funds' 12b-1 fees and redemption charges.

Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

The underlying funds may invest in smaller or newer companies which are more likely to grow as well as suffer more significant losses than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. In addition, if the Adviser does not accurately predict changing market conditions and other economic factors, the Fund's assets might be allocated in a manner that is disadvantageous. As with any mutual fund, loss of money is a risk of investing in the Fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

Performance history will be available for the Fund after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

There are no sales loads, fees or other charges

     o    to buy fund shares directly from the Fund
     o    to reinvest dividends in additional shares
     o to exchange into shares of other funds in the Meeder Premier Funds family of funds, or
     o    to redeem your shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees1                            0.95%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses2                             0.05%
                                                 -----
     Total Annual Fund Operating Expenses3       1.00%

1 Management fees consist of a "unified fee" equal to 0.95% of the average daily net assets payable by the Fund to the Adviser. The Adviser provides or arranges for the provision of administration, transfer agency, pricing, custodial, auditing and legal services to the Fund, and is responsible for the payment of all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary or non-recurring expenses.

2 "Other Expenses", which include the fees and expenses of the Trust's independent trustees and their legal counsel, if any, are estimated to be less than 0.05% for the current fiscal year.

3 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of extraordinary items) to limit the Fund's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time.

EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Fund
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

your cost of investing in the Fund would be:

     1 Year           3 Years
     ------           -------
      $102             $318

Of course, your actual costs may be higher or lower.

                        THE GROWTH FUND - [TICKER SYMBOL]

INVESTMENT GOAL

The Fund seeks growth of capital. To pursue this goal, the Fund invests in other mutual funds that are not affiliated with the Fund.

MAIN STRATEGIES

The Fund is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies, and exchange traded funds (the "underlying funds"). The underlying funds in which the Fund invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The Adviser overweights underlying fund types that it believes represent above average market potential. The Adviser continually evaluates market capitalization (for example, large capitalization versus small capitalization) and sector rotation (for example, technology versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Fund normally will be fully invested in underlying funds.

The Fund may invest in index-based investments. See "The Growth and The Aggressive Growth Funds - How do the Funds Pursue their Investment Goal?" under "More Information About the Funds."

The Fund may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

Under normal circumstances, the underlying funds in which the Growth Fund invests may incur less risk and volatility than those in which the Aggressive Growth Fund invests. For example, they may trade their portfolios less actively and/or invest in companies whose securities are subject to less erratic movements. Under normal conditions, the underlying funds in which the Growth Fund invests will be likely to own a lower percentage of smaller or newer companies than those in which the Aggressive Growth Fund invests. In addition, under normal circumstances, the underlying funds in which the Growth Fund invests will be less likely to use leverage than those in which the Aggressive Growth Fund invests. Furthermore, under normal circumstances, the Growth Fund will be more likely to be invested in more sectors of the economy than the Aggressive Growth Fund. Although the Growth Fund and the Aggressive Growth Fund may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Fund.

The Fund may invest up to 20% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic.

None of the Fund's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "How Do the Funds Pursue Their Investment Goal?" under "More Information About the Funds."

MAIN RISK FACTORS

When the Fund is invested in underlying funds that own stocks, the value of your investment in the Fund will fluctuate in response to stock market movements.

The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

When the Fund invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

Because the Fund invests primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Fund in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Fund owns. By investing indirectly in underlying funds through the Fund, you will bear not only your proportionate share of the Fund's expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any underlying funds' 12b-1 fees andredemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

As with any mutual fund, loss of money is a risk of investing in the Fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

Performance history will be available for the Fund after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

There are no sales loads, fees or other charges

     o    to buy fund shares directly from the Fund
     o    to reinvest dividends in additional shares

     o to exchange into shares of other funds in the Meeder Premier Funds family of funds, or
     o    to redeem your shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees1                            0.95%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses2                             0.05%
                                                 -----
     Total Annual Fund Operating Expenses3       1.00%

1 Management fees consist of a "unified fee" equal to 0.95% of the average daily net assets payable by the Fund to the Adviser. The Adviser provides or arranges for the provision of administration, transfer agency, pricing, custodial, auditing and legal services to the Fund, and is responsible for the payment of all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary or non-recurring expenses.

2 "Other Expenses", which include the fees and expenses of the Trust's independent trustees and their legal counsel, if any, are estimated to be less than 0.05% for the current fiscal year.

3 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of extraordinary items) to limit the Fund's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time.

EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Fund
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

your cost of investing in the Fund would be:

     1 Year           3 Years
     ------           -------
      $102             $318

Of course, your actual costs may be higher or lower.

                  THE AGGRESSIVE GROWTH FUND - [TICKER SYMBOL]

INVESTMENT GOAL

The Fund seeks growth of capital. To pursue this goal, the Fund invests primarily in other mutual funds that are not affiliated with the Fund.

MAIN STRATEGIES

The Fund is a "fund of funds" that pursues its investment goal by investing primarily in open-end or closed-end investment companies and exchange traded funds (the "underlying funds"). The underlying funds in which the Fund invests seek primarily capital growth or appreciation, without regard to current income, by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). The Adviser overweights mutual fund types that it believes represent above average market potential. The Adviser continually evaluates market capitalization (for example, large capitalization versus small capitalization) and sector rotation (for example, technology versus industrial companies) when selecting mutual funds. Except when it may be necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Fund normally will maintain its assets invested in underlying funds.

The Fund may invest in index-based investments. See "The Growth Fund and The Aggressive Growth Funds - "How do the Funds Pursue their Investment Goal?" under "More Information About the Funds."

The Fund may invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.

The underlying funds in which the Aggressive Growth Fund invests may incur more risk and volatility than those in which the Growth Fund invests. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable gains) and/or invest in companies whose securities are subject to more erratic movements. Under normal conditions, the underlying funds in which the Aggressive Growth Fund invests will be likely to own a higher percentage of smaller or newer companies than those in which the Growth Fund invests. In addition, under normal circumstances, the underlying funds in which the Aggressive Growth Fund invests will be more likely to use leverage than those in which the Growth Fund invests. Furthermore, under normal circumstances, the Aggressive Growth Fund will be more likely to be invested in fewer sectors of the economy than the Growth Fund. Although the Aggressive Growth Fund and the Growth Fund may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Fund.

The Fund may invest up to 20% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic.

None of the Fund's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "How Do the Funds Pursue Their Investment Goal?" under "More Information About the Funds."

MAIN RISK FACTORS

The Adviser uses an aggressive growth strategy in choosing the Fund's investments. As a result, an investment in the Fund involves a greater degree of risk, and its share price may be more volatile, than an investment in a conservative equity fund or a growth fund invested entirely in proven growth stocks.

When the Fund is invested in underlying funds that own stocks, the value of your investment in the Fund will fluctuate in response to stock market movements.

The underlying funds may invest in smaller or newer companies, which are more likely to grow, as well as suffer more significant losses, than larger or more established companies. Investments in such companies can be both more volatile and more speculative.

The underlying funds may invest in aggressive growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

The underlying funds may invest in technology companies. The technology sector has historically been more volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

When the Fund invests in underlying funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.

Because the Fund invests primarily in underlying funds (including mutual funds, closed-end funds and exchange-traded funds), the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Fund in an underlying portfolio of funds involves additional expenses and tax results that would not arise if you invested directly in the funds that the Fund owns. By investing indirectly in underlying funds through the Fund, you will bear not only your proportionate share of the Fund's expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds, including any underlying funds' 12b-1 fees and redemption charges. Finally, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

As with any mutual fund, loss of money is a risk of investing in the Fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE

Performance history will be available for the Fund after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

There are no sales loads, fees or other charges

     o    to buy Fund shares directly from the Fund
     o    to reinvest dividends in additional shares
     o to exchange into shares of other funds in the Meeder Premier Funds family of funds, or
     o    to redeem your shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees1                            0.95%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses2                             0.05%
                                                 -----
     Total Annual Fund Operating Expenses3       1.00%

1 Management fees consist of a "unified fee" equal to 0.95% of the average daily net assets payable by the Fund to the Adviser. The Adviser provides or arranges for the provision of administration, transfer agency, pricing, custodial, auditing and legal services to the Fund, and is responsible for the payment of all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary or non-recurring expenses.

2 "Other Expenses", which include the fees and expenses of the Trust's independent trustees and their legal counsel, if any, are estimated to be less than 0.05% for the current fiscal year.

3 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of extraordinary items) to limit the Fund's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time.

EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Fund
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

your cost of investing in the Fund would be:

     1 Year           3 Years
     ------           -------
      $102             $318

Of course, your actual costs may be higher or lower.

                     THE FIXED INCOME FUND - [TICKER SYMBOL]

INVESTMENT GOAL

The Fund seeks to maximize current income through investment primarily in:

o securities which are issued, or guaranteed as to principal and interest, by the U.S. government or any of its agencies or instrumentalities and

o    repurchase agreements involving these U.S. government securities

MAIN STRATEGIES

Normally, the Fund invests at least 80% of the value of its net assets in U.S. government debt securities. The Fund may invest in U.S. Treasuries; agency securities such as Ginnie Maes, Sally Maes, Fanny Maes and Freddie Macs; and repurchase agreements involving these securities.

The Fund may invest in U.S. government securities having any maturity. Normally, the Fund will invest in 10-30 year U.S. government securities if the Adviser believes the risk/reward relationship of the bond market is positive. The Fund will invest in short-term U.S. government securities or money market securities when the Adviser believes the risk/reward relationship of the bond market is negative..

When analyzing the market for U.S. government securities, the Adviser monitors the following indicators:

o Trend - the movement of U.S. government securities prices compared to moving averages

o    Yield curve - yield levels of various maturities at a point in time

o    Momentum - identifiable levels of "extreme" price movement.

The Fund may invest in "traditional" derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Fund.

The Fund may invest up to 10% of its total assets in money market funds, U.S. government bond funds and mutual funds investing in fixed income securities that are of investment grade.

None of the Fund's investment goals are fundamental and may be changed without shareholder approval.

For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Funds."

MAIN RISK FACTORS

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities

(including U.S. government securities). These and other risks of investing in the Fund are set forth in "More About Risk." Other factors may affect the market price and yield of the Fund's securities, including investor demand and domestic and worldwide economic conditions. As with any mutual fund, loss of money is a risk of investing in the Fund.

                                   PERFORMANCE

Performance history will be available for the Fund after it has been in operation for one calendar year.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

There are no sales loads, fees or other charges

     o    to buy Fund shares directly from the Fund
     o    to reinvest dividends in additional shares
     o to exchange into shares of other funds in the Meeder Premier Funds family of funds, or
     o    to redeem your shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees1                            0.95%
     Distribution (12b-1) Fees                   0.00%
     Other Expenses2                             0.05%
                                                 -----
     Total Annual Fund Operating Expenses3       1.00%

1 Management fees consist of a "unified fee" equal to 0.95% of the average daily net assets payable by the Fund to the Adviser. The Adviser provides or arranges for the provision of administration, transfer agency, pricing, custodial, auditing and legal services to the Fund, and is responsible for the payment of all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary or non-recurring expenses.

2 "Other Expenses", which include the fees and expenses of the Trust's independent trustees and their legal counsel, if any, are estimated to be less than 0.05% for the current fiscal year.

3 The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of extraordinary items) to limit the Fund's total annual operating expenses to 0.75%. The Adviser may terminate this agreement at any time.

EXAMPLE

The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assuming you

     o    invest $10,000 in the Fund
     o    redeem your shares at the end of the periods shown below
     o    earn a 5% return each year and
     o    incur the same fund operating expenses shown above,

your cost of investing in the Fund would be:

     1 Year           3 Years
     ------           -------
      $102             $318

Of course, your actual costs may be higher or lower.

                        MORE INFORMATION ABOUT THE FUNDS

THE DEFENSIVE EQUITY FUND

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     The Fund will seek to achieve its investment goal through asset allocation and mutual fund selection. The underlying mutual funds will consist of diversified mutual funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term growth or appreciation, with current income typically of secondary importance. The Fund will not invest in other funds of the Meeder Premier Funds family of funds.

     The Fund will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is waived for purchases or sales made by the Fund.

     The Fund may at times desire to gain exposure to the stock market through the purchase of "index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets.

     The manager addresses asset allocation decisions by making shifts in the mix of stocks, bonds and cash in the Fund. The Fund may at times assume a defensive position by investing up to 100% of its assets in money market securities and investment grade bonds.

     The Fund may invest in index-based investments (IBIs), including Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts that own the stocks in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     The Fund may invest in shares of Exchange Traded Funds ("ETFs"). ETFs are mutual funds that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, that is, they can be sold at a premium or with a discount. The price of ETFs is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the fund could result in losses on ETFs.

     The Fund may also invest in "closed-end funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as NASDAQ), and in some cases may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

     The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund that the Fund purchases will ever decrease. In fact, it is possible that this market discount may increase, and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a close-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

THE GROWTH AND THE AGGRESSIVE GROWTH FUNDS

     HOW DO THE FUNDS PURSUE THEIR INVESTMENT GOAL?

     The underlying funds in which the Funds invest will consist of mutual funds, closed end funds and exchange traded funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), and that seek capital growth or appreciation, without regard to current income. The Funds will not invest in other funds of the Meeder Premier Funds family of funds.

     Investment decisions by the investment advisers of the underlying funds are made independently of a portfolio and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

     The Funds will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. A portfolio may also purchase "load" mutual funds, but only if the load, or sales commission, is waived for purchases or sales made by the Fund.

     A Fund may also invest in "closed-end" funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as NASDAQ), and in some cases may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand by the issuer like shares of a mutual fund, investors seek to buy and sell shares of closed-end funds in the secondary market.

     A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any c losed-end fund that a Fund purchases will ever decrease. In fact, it is possible that this market discount may increase, and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

     The Fund may invest in common stocks directly.

     TYPES OF FUNDS. Normally, a Fund invests in the following types of mutual funds: aggressive growth, growth, small capitalization, specialty and industry sector funds. In addition, a Fund may at times desire to gain exposure to the stock market through the purchase of "index" funds (funds that purchase stocks represented in popular stock market averages) with a portion of its assets. A Fund may also invest in underlying funds holding foreign securities. The Adviser will vary the proportion of each type of underlying fund based on the mix of such funds that may, in the Adviser's view, be most likely to achieve the Funds' investment goals.

     The Adviser selects underlying funds in which to invest based in part on their investment goals and strategies, their investment adviser and portfolio manager, and on the analysis of their past performance (absolute, relative, and risk-adjusted). The Adviser also considers other factors in the selection of funds, such as fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings. Many funds in which a Fund invests may not share the same investment goal and investment limitations as the Fund.

     INDEX-BASED  INVESTMENTS.  A Fund may  invest  in  index-based  investments
     (IBIs), including Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts that own the stocks in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     EXCHANGE TRADED FUNDS. A Fund may invest in shares of Exchange Traded Funds ("ETFs"). ETFs are mutual funds that trade like stocks. Like stocks, shares of ETFs are not traded at net asset value, that is, they can be sold at a premium or with a discount. The price of ETFs is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Funds could result in losses on ETFs.

THE FIXED INCOME FUND

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in U.S. government debt securities.

     The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association; and

     o repurchase agreements relating to any of the foregoing U.S. government securities.

     Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

     o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     o    the credit of the agency or instrumentality.

     The Fund may invest in U.S. government securities of varying maturities. Normally, the Fund will invest in 10-30 year U.S. government securities if the Adviser believes the risk/reward relationship of the bond market is positive. The Fund will invest in short-term U.S. government securities, money market securities, money market funds, U.S. government bond funds or mutual funds investing in fixed income securities of investment grade, when the Adviser believes the risk/reward relationship of the bond market is negative.

     The Fund's Adviser believes the appropriate way to defend assets against shifts in interest rates is to be invested in short-term U.S. government securities, money market funds, U.S. government bond funds or mutual funds investing in fixed income securities of investment grade, only when it believes that the risk/reward relationship of the bond market is negative. To determine the maturities of U.S. government securities for purchase, the Manager monitors the following indicators:

     o Trend - the movement of U.S. government securities prices compared to moving averages

     o    Yield curve - yield levels of various maturities at a point in time

     o    Momentum - identifiable levels of "extreme" price movement

INVESTMENT IN A PORTFOLIO
-------------------------

Although none of the Funds invests substantially all of its assets in a separate corresponding portfolio (commonly called a "master" or "hub" portfolio) having the same investment objective as such Funds, each such Fund's investment policies permit such an investment. Shareholders will receive 30 days prior written notice with respect to any such investment.

                             WHO MANAGES THE FUNDS?

THE BOARD. The board of trustees oversees the management of the Meeder Premier Funds' trust and elects its officers. The officers are responsible for the Funds day-to-day operations. Information concerning the trustees and officers of the Funds appears in the Statement of Additional Information.

INVESTMENT  ADVISER.   Meeder  Asset  Management,   Inc.  ("Meeder")  serves  as
investment adviser to the Funds. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of June 30, 2003, Meeder and its affiliates managed approximately $1.1 billion in assets. Meeder has its principal offices at 6125 Memorial Drive, Dublin, OH 43017.

     Pursuant to investment advisory contracts between Meeder and the respective Funds, Meeder, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the Funds, manage both the investment operations of the respective Funds and the composition of such Funds' portfolios, including the purchase, retention, disposition and loan of securities. In connection therewith, Meeder is obligated to keep certain books and records of the Funds. Meeder also administers the corporate affairs of the Funds, and in connection therewith, furnishes such Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Huntington National Bank, the Funds' custodian, and Mutual
Funds Service Co., the Funds' transfer and disbursing agent, fund accounting agent and administrator. Mutual Funds Service Co. is an affiliate of Meeder.

     The Defensive Equity Fund,  Growth Fund,  Aggressive  Growth Fund and Fixed
Income Fund are authorized to pay Meeder a management fee equal to 0.95% of their average daily net assets. The Investment Advisory Agreement between each of the Funds and Meeder provides for a "unified fee" arrangement, under which Meeder provides or arranges for, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Funds, pays for the services and information necessary for the proper conduct of the Funds' business, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services, in return for a single management fee. Therefore, the ordinary operating expenses borne by the Funds are normally expected to include such expenses as the fees and costs of the independent Trustees (including their legal counsel, if any), brokerage fees and commissions, any taxes paid by the Funds, interest expenses from any borrowings, and similar expenses. The Funds would also bear any extraordinary or non-recurring expenses.

     Meeder (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers, investment advisers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable law.

PORTFOLIO MANAGERS

     The individuals primarily responsible for the management of each of the Funds are listed below:

THE DEFENSIVE EQUITY FUND. A team of persons employed by Meeder Asset Management, Inc. will be jointly and primarily responsible for the day-to-day management of the Fund.

THE GROWTH AND AGGRESSIVE GROWTH FUNDS. Robert M. Wagner is primarily responsible for the day-to-day management of the Growth Fund and Aggressive Growth Fund. Before joining Meeder Asset Management, Mr. Wagner received his MA in Economics from the University of Oklahoma in 1996. Mr. Wagner has been associated with Meeder Asset Management as a portfolio analyst and assistant portfolio manager since 1996 and began serving as the portfolio manager of the Growth Fund and Aggressive Growth Fund at their inception in October 2003.

THE FIXED INCOME FUND. The portfolio managers responsible for the Fixed Income Fund's investments are Joseph A. Zarr and Christopher M. O'Daniel, CFA. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the co-portfolio manager of the Fund at its inception in October 2003. Mr. O'Daniel has been associated with Meeder Asset Management as a security analyst since 2002 and began serving as a co-portfolio manager of the Fund at its inception in October 2003. Mr. O'Daniel brings 15 years of investment industry experience to Meeder Asset Management, with previous positions with School Employees Retirement System of Ohio, Duff & Phelps Investment Management, and National City Bank. From 1997 to 2002, Mr. O'Daniel was Vice President and Equity Research Analyst at NatCity Investments, Inc.

                           HOW IS THE TRUST ORGANIZED?

     Each Fund is an open-end management investment company that is a series of the Meeder Premier Funds trust (the "Trust").

     The board of trustees of the Trust oversees the Funds' activities. The board retains various companies to carry out the Funds' operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the Funds' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the Fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The Funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan. A shareholder meeting for the purpose of removing board members may be called by a vote of 10% of the outstanding shares of the Trust.

FUND TRADES

     The Adviser places orders for the purchase and sale of portfolio securities for the Funds' accounts with brokers or dealers, selected by the Adviser in its discretion, or directly with the underlying funds. The Funds are actively managed and have no restrictions upon portfolio turnover. The Funds' rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover rate would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Normally, a high portfolio turnover rate may result in increased trading costs to a Fund; however, "funds of funds", like the Defensive Equity Fund, Growth Fund and Aggressive Growth Fund, primarily invest in mutual funds that are purchased and sold without trading costs. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from the Funds. There is no limit on and the Adviser cannot control the portfolio turnover rates of the underlying funds in which the Funds may invest.

     As long as the Adviser believes a brokerage firm can provide a combination of quality execution (i.e., timeliness and completeness) and favorable price, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by a Fund to reduce its expenses.

DIVERSIFICATION

     All of the Funds are diversified, which means each Fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company.

           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DOES A FUND EARN INCOME AND GAINS?

     A Fund may earn dividends and interest (a Fund's "income") on its investments. When a Fund sells a security for a price that is higher than it paid, it has a gain. When a Fund sells a security for a price that is lower than it paid, it has a loss. If a Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if a Fund has a net gain (a fund's "gain"), that gain will generally be distributed to you.

TAXATION OF A FUND'S INVESTMENTS

     A Fund invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that a Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Funds pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A FUND. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains that it distributes to you.

     FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from a Portfolio's investments in foreign securities. These taxes will reduce the amount of the Fund's distributions to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of a Fund's income and gains on its investments in stocks and other securities. The Fund's income and short-term capital gains are paid to you as ordinary dividends. The Fund's long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the Fund's distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the Funds are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. Because each of the Funds are actively managed and may realize taxable net short-term capital gains by selling shares of a mutual fund with unrealized portfolio appreciation or an individual security in its portfolio, investing in a Fund rather than directly in the underlying funds or individual securities may result in increased tax liability to you since the Fund must distribute its gains in accordance with certain rules under the Internal Revenue Code. The Fixed Income Fund pays dividends from its net investment income on a monthly basis. The Defensive Equity Fund, The Growth Fund and The Aggressive Growth Fund pay dividends from their net investment income on a quarterly basis. All Funds distribute capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a Fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a Fund.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

     REDEMPTIONS AND EXCHANGES

     WHAT IS A REDEMPTION?

     A redemption is a sale by you to a Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in a Fund for shares of another Fund is treated as a redemption of Fund shares and then a purchase of shares of the other Fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in a Fund for shares in another Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares in a Fund will be disallowed by the IRS if you purchase other shares in that Fund within 30 days before or after your redemption or exchange.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The Funds will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the Funds, and gains arising from redemptions or exchanges of your Funds shares will generally be subject to state and local income tax. The holding of Funds shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the Funds.

     IN KIND DISTRIBUTIONS. The Meeder Premier Funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of a Meeder Premier Funds' fund or Meeder, payment in cash would be harmful to existing shareholders. In the event the Fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the Funds must withhold 30% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 30% of your distributions if you are otherwise subject to backup withholding.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

Shares are offered continuously and sold without a sales charge. Shares of the Funds are purchased at net asset value per share next determined after receipt of the purchase order by Mutual Funds Service Co., the Funds' transfer agent, or an authorized agent of the Funds.

Financial institutions and intermediaries on behalf of their clients may purchase shares in the Defensive Equity Fund, Growth Fund and Aggressive Growth Fund on any day that the New York Stock Exchange is open for business, and may purchase shares in the Fixed Income Fund on any day that the Federal Reserve System is open, by placing orders with Mutual Funds Service Co., the Funds' transfer agent (or its authorized agent). Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If payment for the purchase of shares is not received in a timely manner, the financial institution could be held liable for any loss incurred by a Fund.

You may buy or sell shares of the Funds through a processing organization (broker-dealers, banks or other financial institutions). When shares are purchased this way, the intermediary may be the shareholder of record of the shares. These intermediaries may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. If you are purchasing shares of a Fund through a program of services offered or administered by a processing organization, you should read the program materials in conjunction with this Prospectus.

MINIMUM PURCHASES. The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds' shares may have established minimum values for the accounts that they handle.

                                DISTRIBUTION FEES

     Rule 12b-1 under the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. None of the Funds has a 12b-1 plan.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

Shares are redeemed and funds withdrawn at net asset value per share, and there are no redemption fees. (See "Valuation of Shares.")

You may sell (redeem) shares through your financial institution or intermediary by following the procedures established when you opened your account.

     WHEN REDEMPTIONS ARE EFFECTIVE. Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE. Normally, a Fund will pay for redeemed shares on the next Columbus, Ohio bank business day following the date of the redemption order, but it could take as long as seven days.

                               EXCHANGE PRIVILEGE

     Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting the Funds' transfer agent directly. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. An exchange request received prior to the close of the New York Stock Exchange will be made at that day's closing net asset value.

     Any exchange involves a redemption of all or a portion of the shares in one Fund and an investment of the redemption proceeds in shares of one of the other Funds. The exchange will be based on the respective net asset values of the shares involved, ordinarily at the value next determined after the request is received. An exchange may be delayed briefly if redemption proceeds will not be available immediately for purchase of newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, each Fund may reject any exchange request and limit the use of the exchange privilege.

     The exchange of shares of one Fund for shares of another Fund is treated for federal income tax purposes as a sale of the shares given in exchange and a shareholder may realize a taxable gain or loss on an exchange.

                              TRANSACTION POLICIES

     VALUATION OF SHARES. The net asset value per share (NAV) for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding. The NAV for the Defensive Equity Fund, Growth Fund and Aggressive Growth Fund is not calculated on days when the New York Stock Exchange is closed. The NAV for the Fixed Income Fund is not calculated on days when the Federal Reserve System is closed. For a list of holidays when the New York Stock Exchange or the Federal Reserve System is closed, please see "Additional Purchase and Redemption Information" in the Statement of Additional Information.

     Shares of the underlying funds are valued at their respective NAV's under the Investment Company Act of 1940. The Funds, with respect to their individual securities, and the underlying funds, value securities in their portfolios for which market quotations are readily available at their current market value. If market quotations are not readily available, securities are valued at their fair value determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees, or the board of directors of the underlying fund, as applicable. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost, which approximates fair market value.

     The Defensive Equity Fund, Growth Fund and Aggressive Growth Fund may invest directly or in underlying funds which invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when these Funds do not price their shares. As a result, the value of the Defensive Equity Fund, Growth Fund and Aggressive Growth Fund may change on days when investors will not be able to purchase or redeem these Funds' shares.

     BUY AND SELL PRICES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

     EXECUTION OF REQUESTS. Each Fund, except The Fixed Income Fund, is open on those days when the New York Stock Exchange is open, typically Monday through Friday. The Fixed Income Fund is open on those days when the Federal Reserve System is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent or other authorized agent.

     In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

                                 MORE ABOUT RISK

     A Fund's risk profile is largely defined by the Fund's principal securities and investment practices. You may find the most concise description of the Fund's risk profile in the fund-by-fund information.

     The Funds are permitted to use - within limits  established by the trustees
- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent a Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The Funds follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that any of the Funds will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     This table shows each Fund's investment limitations as a percentage of the Fund's assets, if a percentage applies. In each case the principal types of risk are listed (see following pages for definitions). Numbers in this table show allowable usage only; for actual usage, consult the Funds' annual/semiannual reports.

     NL -- No policy limitation on usage; Fund may be using currently P -- Permitted, but has not typically been used
     NP -- Not permitted

                                    DEFENSIVE     FIXED    AGGRESSIVE
                                     EQUITY      INCOME      GROWTH      GROWTH
                                      FUND        FUND        FUND        FUND

BORROWING; REVERSE REPURCHASE        33-1/3%     33-1/3%     33-1/3%     33-1/3%
AGREEMENTS. Leverage and credit
risk.

COMPANIES WITH LIMITED OPERATING     P           NP          NL          NL
HISTORIES. Market, liquidity and
information risk.

CONVERTIBLE SECURITIES. Market,      P           NP          P           P
interest rate, prepayment and
credit risk.

CURRENCY CONTRACTS. Currency         NP          NP          NP          NP
leverage, credit, correlation,
liquidity and opportunity risks.

DEFENSIVE MEASURES. Opportunity      100%        100%        20%         20%
risk.

FOREIGN SECURITIES. Market,          P           NP          P           P
currency, transaction, liquidity,
information and political risk.

HEDGING STRATEGIES; FINANCIAL        100%        100%        100%        100%
FUTURES AND OPTIONS; SECURITIES
AND INDEX OPTIONS. Hedging,
correlation, opportunity,
leverage, interest rate, market,
and liquidity risks.

ILLIQUID AND RESTRICTED              15%         15%         15%         15%
SECURITIES. Market, liquidity
and transaction risk.

INVESTMENT GRADE BONDS. Interest     P           10%         P           P
rate, prepayment, market and
credit risk.

LONG/SHORT FUNDS. Market, hedged     P           NP          NL          NL
leverage, speculative leverage,
correlation, liquidity, and
opportunity risks.

REPURCHASE AGREEMENTS. Credit        100%        100%        20%         20%
risk.

SECTOR FOCUS. Market and             P           NP          NL          NL
liquidity risk.

SECURITIES LENDING. Credit risk.     33-1/3%     33-1/3%     33-1/3%     33-1/3%

SHORT SALES -                        NP          NP          P           P
  HEDGED. hedged leverage,
market correlation, liquidity,
and opportunity risks.
  SPECULATIVE. Speculative
leverage, market, and liquidity
risks.

SHORT-TERM TRADING. Market risk.     NL          NL          NL          NL

SMALL AND MID-SIZED COMPANY          NL          NP          NL          NL
SECURITIES. Market, liquidity
and information risk.

WHEN-ISSUED SECURITIES AND           P           NP          P           P
FORWARD COMMITMENTS. Market,
opportunity and leverage risks.

                          RISK AND INVESTMENT GLOSSARY

     BORROWING AND REVERSE REPURCHASE AGREEMENTS refers to a loan of money from a bank or other financial institution undertaken by a Fund.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

     CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

     CORRELATION RISK occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

     CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a Fund's investments are converted to U.S. dollars.

     DEFENSIVE MEASURES may be taken when the Fund's Adviser believes they are warranted due to market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to a Fund's investment restrictions, policies or normal investment emphasis. As a result, the Fund could be unable to achieve its investment objective.

     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. All of the Meeder Premier Funds' funds are diversified funds.

     FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

     FOREIGN SECURITIES are issued by companies located outside of the United States. A Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date.

     HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The Investment Company Act provides that a mutual fund whose shares are purchased by a Fund is obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying mutual fund's outstanding securities during any period of less than 30 days. Accordingly, shares held by a Fund in excess of 1% of an underlying mutual funds outstanding shares will be considered not readily marketable securities, that together with any other illiquid securities, may not exceed 15% of that Fund's assets.

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the account that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     LONG/SHORT FUNDS are mutual funds or closed end investment companies that can take long and/or short positions in equity and/or debt securities of U.S. and foreign companies. Long/Short funds buy equity and/or debt securities "long" that they believe will perform better than their peers. Long/Short funds sell equity and/or debt securities "short" that they believe will underperform their peers. A long position is when the Long/Short Fund purchases equity and/or debt securities outright. A short position is when the Long/Short Fund sells an equity and/or debt security that it has borrowed with the expectation that the market price will drop and that the security will be able to be bought back at a lower price at a later date.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     REPURCHASE AGREEMENTS means the purchase of a security that must later be sold back to the issuer at the same price plus interest.

     SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. None of the Funds will concentrate more than 25% of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

     SECURITIES   LENDING   means  the  lending  of   securities   to  financial
institutions, which provide cash or government securities as collateral.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date.

     SHORT-TERM TRADING means selling a security soon after purchase. A Fund engaging in short-term trading will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from a Fund, you will be taxed at ordinary tax rates.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks.

     TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

     Information about the Funds (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the Funds, or make shareholder inquiries, please write, call or E-mail us at:

               Meeder Premier Funds
               6125 Memorial Drive
               Dublin, OH  43017
               614-760-2159
               Toll Free:  1-800-325-3539
               Fax:  614-766-6669

                                        Investment Company Act File No. 811-6720

                              MEEDER PREMIER FUNDS
                               6125 Memorial Drive
                               Dublin, Ohio 43017

            STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2003
            ---------------------------------------------------------

This Statement of Additional Information pertains to the following Funds of the Meeder Premier Funds: The Defensive Equity Fund and The Fixed Income Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Trust dated October 1, 2003. A copy of the Prospectus may be obtained from the Meeder Premier Funds, at the above address, or by calling: 1-800-325-3539, or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
     Description of the Trust
     Investment Policies and Related Matters
     General
     Defensive Investment Strategy
     The Defensive Equity Fund
     The Fixed Income Fund
     Ratings
     Hedging Strategies
     Investment Restrictions
     Portfolio Turnover
     Purchase and Sale of Fund Securities
     Valuation of Fund Securities
     Calculation of Average Annual Total Return Before Taxes
     Calculation of Average Annual Total Return After Taxes
       on Distributions
     Calculation of Average Annual Total Return After Taxes
       on Distributions and Sale of Fund Shares
     Calculation of Yield - The Fixed Income Fund
     Comparative Performance Information
     Additional Purchase and Redemption Information
     Investment Adviser and Manager
     Officers and Trustees
     Distributions and Taxes
     Other Services
     Financial Statements

     INVESTMENT ADVISER                                TRANSFER AGENT
     ------------------                                --------------
     Meeder Asset Management, Inc.                     Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

BACKGROUND
----------

     The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its seven constituent funds is a diversified open-end management investment company. The business and affairs of the Trust are under the direction of its Board of Trustees. [On July 31, 2003, the Board of Trustees of the Trust approved the change of the name of the Trust from the "Meeder Advisor Funds" to the "Meeder Premier Funds."]

     As stated in "Investment Policies and Other Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of a Fund, see "Investment Policies and Other Matters." For descriptions of the management and expenses of the Funds, see "Investment Adviser and Manager" and "Officers and Trustees."

SHARES OF BENEFICIAL INTEREST
-----------------------------

     The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each fund of the Trust will issue its own series of shares of beneficial interest. The shares of each fund represent an interest only in that fund's assets (and profits or losses) and in the event of liquidation, each share of a particular fund would have the same rights to dividends and assets as every other share of that fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular fund would make the Plan effective as to that fund, whether or not it had been approved by the shareholders of the other funds.

     When matters are submitted for shareholder vote, shareholders of each fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a fund is required on any matter affecting the fund on which shareholders are entitled to vote. Shareholders of one fund are not entitled to vote on a matter that does not affect that fund but that does require a separate vote of any other fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

TRUSTEE LIABILITY
-----------------

     The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

GENERAL
-------

     The investment policies set forth below in this section represent the Funds' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Trust without shareholder approval. The Manager of the Funds places a high degree of importance on protecting portfolio values from severe market declines. Consequently, a Fund's assets may at times be invested for defensive purposes in bonds and money market instruments (See "Defensive Investment Strategy" and "Money Market Instruments and Bonds," below.)

     Because the Manager intends to employ flexible defensive investment strategies when market trends are not considered favorable, the Manager may occasionally change the entire portfolio in either of the Funds. High transaction costs could result when compared with other funds.

DEFENSIVE INVESTMENT STRATEGY
-----------------------------

     The Defensive Equity Fund and The Fixed Income Fund are asset allocation mutual funds. The Manager has been involved in the application of tactical asset allocation, with over 25 years experience managing market risk, in all stock and bond market conditions.

     Studies have reviewed the importance of the asset allocation decision. The Manager believes the choice of the correct asset class has often contributed more to investment performance than the selection of a sector or individual security. Yet the typical investor and mutual fund manager often focus instead on an individual security or sector.

     Since 1974, the Manager's tactical asset allocation discipline, called "Defensive Investing", has addressed the asset allocation decision by making shifts in the mix of stocks, bonds and cash in a portfolio. "Defensive Investing" is based on mathematical principles and historical precedent.

     The Manager's tactical asset allocation discipline is based upon daily monitoring of over 50 technical and fundamental market indicators. Among the factors that the Manager monitors in an attempt to assess the current market environment are the following:

     o INDEX EVALUATION. The trend of stock market indexes and comparative analysis of the various indexes to evaluate the market's relative strengths and weaknesses.

     o DIVERGENT MARKET ACTIVITY. Comparison of internal measurements of the market to the trend of prices.

     o MONETARY AND INTEREST RATE TRENDS. The trends of interest rates and monetary conditions.

     o INVESTOR SENTIMENT. The effect of current opinion on the market environment.

     o VOLUME RELATIONSHIP TO PRICE. Comparison of volume measurements to price trends.

     o    EXTREME MARKET ACTIVITY. Short-term overbought or oversold conditions.

     The Manager maintains the flexibility to be fully invested in the stock or bond markets during favorable market conditions.

     The stock market has historically offered returns that have exceeded those available from bonds or money market instruments. Through the Manager's asset allocation process, it strives to protect shareholders during unfavorable, high risk markets and participate in rising low risk markets.

     Investors seeking a higher level of income than Treasury bills or money market instruments have often invested in intermediate to long-term bonds. Bond investors have historically been most vulnerable not to defaults on individual bonds, but to changes in interest rates that drive bond prices up or down.

     The Manager believes the appropriate way to defend assets against shifts in interest rates is to be invested in long-term bonds only when the trend of interest rates is stable or declining. To determine the bond market environment, the Manager monitors the following indicators:

     o Trend - the movement of U.S. government securities prices compared to moving averages

     o    Yield curve - yield levels of various maturities at a point in time.

     o    Momentum - identifiable levels of "extreme" price movement

     "Defensive Investing" examines and incorporates past market history in order to learn something about the markets of the future.

     For example, the gains offered by the U.S. stock market during the 1980s and 1990s were surpassed only by the returns available during the 1950s. Therefore, the Manager believes that the stock market of the next decade will look less like the 1980s and 1990s and more like the historical average in terms of returns and volatility. Further, there has never been a time when investors in U.S. bonds have been rewarded as well as they were during the 1980s and 1990s. The Manager believes absolute returns for bond investors in the next decade will decrease from the 1980s and 1990s. In order for this decade's returns to approach those of the 1980s and 1990s, long-term interest rates would have to fall below 3%.

     DECADES OF THE PAST

                       STOCKS                  BONDS
                       ----------------------------------------
                             DOWN                    DOWN
     DECADE            RETURN     YEARS        RETURN     YEARS
     ----------------------------------------------------------
     1990s**           432.3%       1          109.8%       2
     1980s*            405.5%       1          220.8%       1
     1970s*             77.4%       3           70.8%       3
     1960s*            111.9%       3           14.9%       3
     1950s*            488.0%       2           (1.0%)      2
     1940s*            141.1%       3           37.0%       3
     1930s*             (1.0%)      6           61.3%       6
     ----------------------------------------------------------
     *    Source: DeMarche Associates
     ** Source: Morningstar, Inc. (S&P 500 Stock Index - Stocks; Lehman Brothers Aggregate Bond Index - Bonds)

     The Funds will strive to reduce or eliminate downside risk during adverse stock, bond and foreign currency markets and to participate in positive risk reward market conditions, without excessive risk to principal.

THE DEFENSIVE EQUITY FUND
-------------------------

     The Manager will select mutual funds for inclusion in the Defensive Equity Fund on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Defensive Equity Fund.

     Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments. The Fund will not invest in other funds of the Meeder Premier Funds family of funds or The Flex-funds family of funds.

     The Fund will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Fund.

     The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "How does the fund pursue its investment goal?" under "More Information about the Funds" in the Funds' Prospectus.)

     The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so.

     In purchasing shares of other mutual funds the Defensive Equity Fund will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     The Defensive Equity Fund has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Defensive Equity Fund's outstanding shares. These restrictions are applicable to the Defensive Equity Fund and are described elsewhere in this Statement of Additional Information. Investment restrictions for the Defensive Equity Fund differ from the restrictions applicable to the Fixed Income Fund, in that the Defensive Equity Fund is permitted to purchase the shares of other investment companies (mutual funds); is permitted to invest more than 5% of its assets in the securities of any one investment company; and may invest 25% or more of its assets in any one industry.

     The Defensive Equity Fund may only purchase up to 3% of the total outstanding securities of any underlying mutual fund, unless it has obtained an exemptive order from the Securities and Exchange Commission permitting the Defensive Equity Fund to exceed the 3% limitation. The holdings of any "affiliated persons" of the Trust and the Funds, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, the Defensive Equity Fund will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by the Defensive Equity Fund may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by the Defensive Equity Fund in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by the Defensive Equity Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases, the Defensive Equity Fund may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     Portfolio investment decisions by an underlying mutual fund will be made independent of investment decisions by other underlying mutual funds. Therefore, an underlying mutual fund may be purchasing shares of a company whose shares are simultaneously being sold by some other underlying mutual fund. The result of this would be an indirect transaction expense (principally commissions) for the Defensive Equity Fund, without its having changed its investment position.

     The Defensive Equity Fund may invest in common stocks based upon the criteria described in its investment objectives. Because the Defensive Equity Fund will only invest directly in common stocks to replicate the performance of popular stock market indices the selection of stocks would be limited to those stocks found in a particular index. Generally, investments in common stocks will not exceed 25% of the Fund's net assets.

     For temporary defensive purposes, the Defensive Equity Fund may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market instruments. The Defensive Equity Fund may engage in hedging transactions to the extent and for the purposes set forth in the Fund's Prospectus.

MONEY MARKET INSTRUMENTS AND BONDS
----------------------------------

THE DEFENSIVE EQUITY FUND
-------------------------

     When investing in money market funds and money market instruments or bonds, the Defensive Equity Fund will limit its purchases, denominated in U.S. dollars, to the following securities:

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - Bank obligations and instruments secured thereby are obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Fund may also invest in obligations (including certificates of deposit and bankers'
          acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Fund will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Fund invest more than 10% of its assets in time deposits.

     * High Quality Commercial Paper - The Defensive Equity Fund may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Defensive Equity Fund. The Fund's risk is that the universe of potential buyers for the securities, should the Fund desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - The Fund may invest in high grade corporate obligations. High grade corporate obligations are obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     * Repurchase Agreements Pertaining to the Above - The Fund may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System.

          A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees, at the time of the sale, to purchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities could be any of those described above, some of which might bear maturities exceeding one year. A Fund's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of each Fund to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. A Fund may enter into repurchase agreements with its custodian (Huntington National Bank, Columbus) when it is advantageous to do so. No Fund will invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days.

THE FIXED INCOME FUND
---------------------

     When investing in money market instruments, the Fixed Income Fund will limit its purchases, denominated in U.S. dollars, to securities which are issued, or guaranteed as to payment of principal and interest, by the U.S. government or any of its agencies or instrumentalities, repurchase agreements relating thereto, money market funds, U.S. government bond funds and mutual funds investing in fixed income securities of investment grade. Unlike the Defensive Equity Fund, the Fixed Income Fund (whether invested defensively or otherwise) may not invest in bank obligations and instruments secured thereby, high quality commercial paper, private placement commercial paper or corporate obligations. The provisions relating to repurchase agreements in the immediately preceding paragraph also apply to the Fixed Income Fund's investment in repurchase agreements.

     The Manager exercises due care in the selection of money market instruments, bonds, money market funds, U.S. government bond funds and mutual funds investing in fixed income securities of investment grade. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a particular Fund.

RATINGS
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   A-1 and P-1 Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price. The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. A Fund could suffer a loss if the bank or securities broker with which the Fund had a repurchase agreement were to default.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

HEDGING STRATEGIES
------------------

     Each Fund may engage in hedging transactions in carrying out their investment policies. A hedging program may be implemented for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Fund's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Fund's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Fund while the manager is making a change in the Fund's investment position.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Fund to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     The objective of an option, futures or forward contract transaction could be to protect a profit or offset a loss in a Fund from future price erosion. Or, the objective could be to acquire the right to purchase a fixed amount of securities or currency at a future date for a definite price. In either case it would not be necessary for a Fund to actually buy or sell the securities or currency currently. Instead, the hedge transaction would give the Fund the right at a future date to sell, or in other instances buy, the particular securities or currency under consideration or similar securities. The value of shares of common stock, the face amount of currency or the face amount of government bonds or notes covered by the hedge transaction would be the same or approximately the same, as the quantity held by the Fund or the quantity under consideration for purchase.

     In lieu of the sale of a security or currency, an option transaction could involve the purchase of a put option contract, which would give a Fund the right to sell a common stock, government bond, currency or futures contract on an index (see below), at a specified price until the expiration date of the option. A Fund will only purchase a put option contract on a stock, currency or bond when the number of shares of the issuer's stock, face amount of currency or the face amount of government bonds involved in the option transaction are equal to those owned by the Fund. Limitations on the use of put option contracts on an index are described below.

     Also, in lieu of the sale of securities or currency, a futures transaction could involve the sale of a futures contract which would require a Fund either
(a) to deliver to the other party to the contract the securities specified and receive payment at the price contracted for, prior to the expiration date of the contract, or (b) to make or entitle it to receive payments representing (respectively) the loss or gain on the currency, security or securities involved in the futures contract.

     Also, in lieu of the sale of a currency, a forward contract could involve the sale of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Fund will possess on the delivery date. Entering into a forward contract will reduce the affect on net asset values of currency exchange rates on the portion of the currency that is sold.

     The securities involved in an option or futures contract may be currency, stocks or government bonds, or a group of stocks represented by a popular stock market index, and they need not be exactly the same as those owned by a Fund. The Investment Adviser will select the futures contract, which involves a security, group of securities, or index which it feels is closest to a mirror image of the investments held by the Fund. However, the securities involved in the contract need not be exactly the same as those owned by a Fund, and this may entail additional risk, as described below.

     To the extent that a Fund enters into futures contracts which sell an index or group of securities short and which therefore could require the Fund to pay the other party to the contract a sum of money measured by any increase in a market index, the Fund will be exposing itself to an indeterminate liability. On the other hand, a Fund should increase or decrease in value to approximately the same extent as the market index or group of securities, so any loss incurred on the contract should be approximately offset by unrealized gains in Fund positions. Such an outcome is not guaranteed, and it would be possible for the value of the index and the Fund to move in opposite directions, in which case the Fund would realize an unexpected gain or loss.

     A Fund will only sell an index short when the Investment Adviser has decided to reduce a Fund's risk for defensive purposes. The Fund will close out the open liability as soon as the Investment Adviser decides that a defensive posture is no longer appropriate or the open liability represents an inappropriate risk in the circumstances. In shorting an index, a Fund will segregate assets to the full value of the contract and maintain and supplement such segregation to the extent necessary until the short position is eliminated.

     In lieu of the purchase of a security or currency, an option transaction could involve the purchase of a call option, which would give the Fund the right to buy a specified security (common stock or government bonds) or currency or index aggregate at a specified price until the expiration date of the option contract. Sufficient cash or money market instruments will be segregated and maintained in reserve to complete the purchase. The Fund will only purchase call options when the shares of stock or face amount of currency or face amount of bonds or value of the index aggregate included in the option are equal to those planned to be purchased by the Fund.

     In lieu of the purchase of securities or currency, a futures transaction could involve the purchase of a futures contract, which would either (a) require the Fund to receive and pay for the securities or currency specified in the futures contract at the price contracted for prior to the expiration date of the contract, or (b) require the Fund to make payment or receive payment representing (respectively) the loss or gain on the currency, security or securities involved in the contract. The securities may be government bonds, stocks, or a group of stocks such as a popular stock market index, and need not be exactly the same as those intended to be purchased by the Fund. The Investment Adviser will select the contract (therefore the group of securities) which it believes is most similar to those desired to be purchased by the Fund.

     Also, in lieu of the purchase of a currency, a forward contract could involve the purchase of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Fund will need to possess on the delivery date. Entering into a forward contract for the purchase of a foreign currency will cause the fluctuations of currency exchange rates to affect the net asset value for the portion of the currency that is purchased.

     A Fund may sell any put or call option contracts it enters into. Such a transaction would normally be used to eliminate or close out a hedged position. A Fund may also buy or sell futures contracts to eliminate or close out a hedged position.

     Option contracts will be purchased through organized exchanges and will be limited to those contracts that are cleared through the Options Clearing Corporation. Organized exchanges that presently trade option contracts are the Chicago Board Options Exchange, the American Stock Exchange, the Philadelphia Stock Exchange, the Pacific Stock Exchange, and the New York Stock Exchange.

     Futures contracts will only be entered into through an organized exchange. The exchanges which presently trade financial futures contracts are the New York Futures Exchange, the Chicago Mercantile Exchange, the Chicago Board of Trade, the Kansas City Board of Trade, and the International Monetary Market (at the Chicago Mercantile Exchange).

     Forward contracts for foreign currency will only be entered into with security brokers which are also primary dealers for U.S. Government securities as recognized by the U.S. Federal Reserve Banks or U.S. banks which are members of the Federal Reserve System.

     Put and call options and financial futures contracts are valued on the basis of the daily settlement price or last sale on the exchanges where they trade. If an exchange is not open, or if there is no sale, the contract is valued at its last bid quotation unless the Trustees determine that such is not a fair value. Forward contracts are valued based upon currency dealer quotations for reversing the position. In the case of a futures contract which entails a potential liability for a gain in a market index, the liability is valued at the last sale of an offsetting contract or if there was no sale, at the last asked quotation unless the Trustees determine that such does not fully reflect the liability.

     In conducting a hedging program for the Funds, the Investment Adviser may occasionally buy a call on an index or futures contract and simultaneously sell a put on the same index or futures contract. Or, in other circumstances, it may sell a call and simultaneously buy a put on the same index or futures contract.

     When conducting a hedging program on behalf of a Fund, the Fund will establish and maintain with the Custodian segregated accounts for the deposit and maintenance of margin requirements. Such deposits will be in the form of cash or U.S. Government securities in amounts as shall be required from time to time by the broker or the exchange on which the transactions are effected for the Fund.

     For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as The Meeder Premier Funds. All futures transactions for the Fund will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Fund establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Fund. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Fund will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Fund to protect against reinvestment risk are intended to protect the Fund against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     A Fund may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

     Each Fund expects that any gain or loss on hedging transactions will be substantially offset by any gain or loss on the securities underlying the contracts or being considered for purchase. There can be no guarantee that a Fund will be able to realize this objective.

INVESTMENT RESTRICTIONS
-----------------------

     Each Fund's investment objective and, except as otherwise noted, the policies by which each Fund seeks to achieve its objective, may be changed without the approval of shareholders. No changes are contemplated at this time, but a change in investment objective or policies could result in a Fund no longer being appropriate for an investor.

     Each Fund is subject to certain investment restrictions, which are set forth below. Any investment restriction that is denoted as "fundamental" may be changed only by the approval of a majority of a Fund's shareholders. In this situation, majority means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

     Any investment policy or restriction in the Prospectus or this Statement of Additional Information which involves a maximum percentage of securities or assets, except those dealing with borrowing, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

     THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY AND MAY BE CHANGED ONLY BY THE APPROVAL OF SHAREHOLDERS; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT EITHER FUND FROM INVESTING ALL OR PART OF ITS ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. NEITHER FUND will:

     (a)  Issue senior securities;

     (b)  Act as underwriter of securities of other issuers;

     (c)  Invest in real estate except for office purposes;

     (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (e) Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation to the extent permitted by law;

     (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (h) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (i) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted; and

     (j) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days.

PORTFOLIO TURNOVER
------------------

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales by such Fund of investment securities for the particular fiscal year by the monthly average value of investment securities owned by the Fund during the same fiscal year. Investment securities for purposes of this calculation do not include securities with a maturity date less than twelve months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of investment securities for a particular year were equal to the average monthly value of the investment securities owned during such year.

PURCHASE AND SALE OF PORTFOLIO SECURITIES
-----------------------------------------

     All orders for the purchase or sale of portfolio securities are placed on behalf of each Fund by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Fund expenses.

     Each Fund may execute portfolio transactions with broker-dealers that provide research and execution services to the Fund or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of a Fund may be useful to the Manager in rendering investment management services to the Fund or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Fund. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Fund to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Fund and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Manager is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Flex-funds funds or Meeder Premier funds to the extent permitted by law.

     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of each Fund periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits to each Fund.

     From time to time, the Trustees of the Trust will review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

     Each Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Trust intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for a Fund to seek such recapture.

     Investment decisions for each Fund are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Funds or accounts. Simultaneous transactions are inevitable when several Funds are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Fund.

     When two of the Funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Funds is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund. It is the current opinion of the Trustees that the desirability of retaining the Manager as investment adviser to each Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION OF FUND SECURITIES
----------------------------

     Securities owned by a Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit commercial paper, etc.) in the Funds, having maturities of 60 days or less, are valued at amortized cost if not materially different from market value. Fund securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees. In the Fixed Income Fund, securities are valued each day at 3:00 p.m.

     Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES
-------------------------------------------------------

     From time to time The Defensive Equity and Fixed Income Funds may advertise their average annual total returns for various periods of time. When applicable, depending on the Fund, the periods of time shown will be for a one-year period; a five-year period; a ten-year period (or relevant portion thereof) and since inception. The calculation assumes the reinvestment of all dividends and distributions.

     An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Fund will vary depending upon interest rates, the current market value of the securities held by the Fund, and changes in the Fund's expenses.

     When applicable, depending on the Fund, the periods of time shown will be for a one-year period, a five-year period, a ten-year period (or relevant portion thereof) and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Fund will assume a hypothetical investment of $1,000 at the beginning of each period. It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1+T)^n = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
-----------------------------------------------------------------------

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period but assumes that the redemption itself had no tax consequences.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     Each Fund's sales literature and advertising commonly refer to this calculation as a Fund's after-tax average annual total return (pre-liquidation).

     The following SEC formula is used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    = a hypothetical initial payment of $1,000
     T    = average annual total return (after taxes on distributions)
     n    = number of years
     ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE
--------------------------------------------------------------------------------
OF FUND SHARES
--------------

     Average annual total return after taxes on distributions and sale of a Fund's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of a fund's shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of taxes upon sale of Fund shares.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     Each  Fund's  sales  literature  and  advertising  commonly  refer  to this
calculation   as   the   Fund's   after-tax    average   annual   total   return
(post-liquidation).

     The following SEC formula is used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P    = a hypothetical initial payment of $1,000
     T    = average annual total return (after taxes on distributions and redemptions)
     n    = number of years
     ATVDR= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

CALCULATION OF YIELD - THE FIXED INCOME FUND
--------------------------------------------

     From time to time the Fixed Income Fund may advertise its thirty-day yield quotation. It is computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

     YIELD = 2 [(((a - b)/cd) + 1)^6 - 1]

a = income earned during the period
b = expense accrued for the period
c = average number of shares outstanding during the period d = offering price per share on the last day of the period

     Quotations of yield for the Fixed Income Fund will be accompanied by total return calculations current to the most recent calendar quarter. Total return will be calculated in the manner described above (See "Calculation of Total Return").

NONSTANDARDIZED TOTAL RETURN
----------------------------

     In addition to the performance information described above, the Funds may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. The Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

COMPARATIVE PERFORMANCE INFORMATION
-----------------------------------

     Comparative performance information may be used from time to time in advertising or marketing information relative to the Funds, including data from Lipper Analytical Services, Inc., IBC/Donoghue Money Fund Report, Morningstar Mutual Fund Report, other publications, various indices or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

     The Defensive Equity Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2003: New Year's Day, Martin Luther King Day, Washington's Birthday

(observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     The Defensive Equity Fund's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     The Fixed Income Fund is open for business and their NAV are calculated each day that the Federal Reserve System is open. The NAV for the Fixed Income Fund is calculated on each such day at 4:00 p.m.

     Shareholders of each Fund will be able to exchange their shares for shares of any other Fund (each a "Meeder Premier Funds' Fund"). No fee or sales load will be imposed upon the exchange.

     Additional details about the exchange privilege are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice and the Fund has the right to reject any exchange application relating to such Fund's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, each Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     REDEMPTIONS IN KIND. The Meeder Premier Funds has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------

     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Fund.

     Pursuant to the terms of each Investment Advisory Contract, the Manager has agreed to provide an investment program within the limitations of each Fund's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Fund business, other than accounting services and services that are provided by each Fund's custodian, transfer agent, independent accountants, legal counsel, and investment advisory services provided by any subadviser.

     The Investment Advisory Contract for each Fund was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

     Each Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees of the Trust or the Fund, or by the Manager.

     Under the terms of the Investment Advisory Contract for each Fund, the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees (and their legal counsel, if any) and extraordinary or non-recurring expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the average daily net assets of each Fund. The Adviser may waive all or part of its fee or reimburse the Funds' expenses, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees or reimburse the Funds' expenses in the future.

     Meeder Asset Management, Inc., formerly R. Meeder & Associates, Inc., was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer; and Wesley F. Hoag, Vice President, General Counsel and Secretary. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust.

     The Manager may use its resources to pay expenses associated with the sale of each Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Fund's shares. However, the Funds do not pay the Manager any separate fees for this service.

                              OFFICERS AND TRUSTEES
                              ---------------------

     The Board of Trustees oversees the management of the Trust and elects its officers. The officers are responsible for the funds' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds, Meeder Premier Funds and the corresponding portfolios of the Meeder Premier Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager.
Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

"Non-Interested" Trustees
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                             Funds/
                                                 Year First                                  Portfolios
                                                 Elected A                                   in Fund        Other
                                                 Director                                    Complex        Directorships
                                                 of Fund       Principal Occupation(s)       Overseen by    Held by
Name, Address and Age          Position Held     Complex1      During Past Five Years        Trustee        Trustee2
---------------------          -------------     --------      ----------------------        -------        --------
------------------------------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW, 74      Trustee           1982          Retired; formerly a           14             None
1424 Clubview                                                  practicing attorney in
Boulevard, S.                                                  Columbus, Ohio; member of
Worthington, OH  43235                                         each Fund's Audit
                                                               Committee.
------------------------------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 62         Trustee           1994          Professor of Marketing        14             Airnet Systems,
Blackwell Associates, Inc.                                     and Consumer Behavior,                       Anthony & Sylvan,
3380 Tremont Road                                              The Ohio State                               Applied Industrial
Columbus, OH  43221                                            University; President of                     Technologies, Diamond
                                                               Blackwell Associates,                        Hill, Max & Erma's,
                                                               Inc., a strategic                            Frontstep, Value City
                                                               consulting firm.                             Department Stores
------------------------------------------------------------------------------------------------------------------------------------

                                       26

------------------------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 65             Trustee           1984          Retired; formerly             14             Southtrust Bank, N.A.
500 Ocean Drive                                                Executive Vice President                     Florida
Juno Beach, FL  33408                                          of Aon Consulting, an
                                                               employee benefits
                                                               consulting group; member
                                                               of each Fund's Audit
                                                               Committee.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN, 60      Trustee           1997          President, Winston            14             None
Winston Financial, Inc.                                        Financial, Inc., which
200 TechneCenter Drive,                                        provides a variety of
Suite 200                                                      marketing and consulting
Milford, OH  45150                                             services to investment
                                                               management companies;
                                                               CEO, Winston Advisors,
                                                               Inc., an investment
                                                               adviser; member of each
                                                               Fund's Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                                       27

------------------------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 72            Trustee           1982, 1998    Retired; formerly             14             None
8781 Dunsinane Drive                                           Executive Vice President
Dublin, OH  43017                                              of Core Source, Inc., an
                                                               employee benefit and
                                                               Workers' Compensation
                                                               administration and
                                                               consulting firm
                                                               (1991-1997).
------------------------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 41        Trustee           1998          Designer, Nicklaus            14             None
11780 U.S. Highway #1                                          Design, a golf course
North Palm Beach, FL 33408                                     design firm and division
                                                               of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------------------------------

"Interested" Trustees3,4
------------------------------------------------------------------------------------------------------------------------------------

                                                 Year First                                  Number of
                                                 Elected A                                   Funds
                                                 Director                                    in Fund        Other
                                                 and/or                                      Complex        Directorships
                                                 Officer of    Principal Occupation(s)       Overseen by    Held by
Name, Address and Age          Position Held     the Fund1     During Past Five Years        Trustee        Trustee
---------------------          -------------     ---------     ----------------------        -------        -------
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER, SR.*+, 74    Trustee/          1982          Chairman of Meeder Asset      14             None
                               President                       Management, Inc., an
                                                               investment adviser;
                                                               Chairman and Director of
                                                               Mutual Funds Service Co.,
                                                               each Fund's transfer
                                                               agent; Director of
                                                               Adviser Dealer Services,
                                                               Inc., a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.*, 41     Trustee and       1992          President of Meeder Asset     14             None
                               Vice President                  Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Other Officers4
------------------------------------------------------------------------------------------------------------
                                                     Year First
                                                     Elected an
                                                     Officer of    Principal Occupation(s)
Name, Address and Age          Position Held         the Fund1     During Past Five Years
---------------------          -------------         ---------     ----------------------
------------------------------------------------------------------------------------------------------------

DONALD F. MEEDER*+, 64         Assistant Secretary   1982          Assistant Secretary and Vice
                                                                   President of Meeder Asset
                                                                   Management, Inc.; Assistant
                                                                   Secretary of Mutual Funds Service
                                                                   Co., each Fund's transfer agent.
------------------------------------------------------------------------------------------------------------

                                       28

------------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 46           Vice President and    1994          Vice President, Secretary and
                               Secretary                           General Counsel of Meeder Asset
                                                                   Management, Inc. and Mutual Funds
                                                                   Service Co., each Fund's transfer
                                                                   agent; Secretary of Adviser Dealer
                                                                   Services, Inc., a broker-dealer
                                                                   (since July 1993); Attorney, Porter,
                                                                   Wright, Morris & Arthur, a law firm
                                                                   (October 1984 to June 1993).
------------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 33        Treasurer             1999          Treasurer and Manager/
                                                                   Fund Accounting and Financial
                                                                   Reporting, Mutual Funds Service Co.,
                                                                   each Fund's transfer agent (since
                                                                   April 1997).
------------------------------------------------------------------------------------------------------------

1 Trustees and Officers of the Funds serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the investment adviser of the Funds. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser of the Funds. Wesley
     F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser of the Funds. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the investment adviser of the Funds. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser of the Funds.

+    P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the funds in the Fund Complex. For each of the funds in the Fund Complex, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee for each of The Flex-funds and the Meeder Premier Funds Trusts are paid $500 for each Committee meeting. All other officers and Trustees serve without compensation from the Funds or the Trust.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6125 Memorial Drive, Dublin, Ohio 43017.

     The Trustees considered and approved each Fund's investment advisory agreement with the Manager. In connection with this approval, the Trustees, with the advice and assistance of independent counsel for the Funds, received and considered information and reports relating to the nature, quality and scope of the services to be provided to each Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees to be charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Fund;

     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Funds;

     o the investment approach to be used by the Manager in the daily management of each of the Funds;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars to be received by the Manager from Fund trades;

     o any commissions to be received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of each Fund;

     o the Manager's policy regarding the aggregation of orders from the Funds and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Funds.

     The Trustees also considered various improvements and upgrades in shareholder services, the increase in the scope of administrative services to be provided to the Funds by the Manager's affiliate, Mutual Funds Service Co., and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

     The Trustees and officers of the Trust own, in the aggregate, less than 1% of each Fund's total outstanding shares.

     The Trust and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the the Funds. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Fund securities. The Code of Ethics for the Trust also restricts personal investing practices of Trustees of the Trust who have knowledge about recent Fund trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Funds in which the Funds invest.

                              DISTRIBUTIONS & TAXES
                              ---------------------

     Dividends and capital gains distributions are ordinarily taxable to shareholders in the year distributed. However, under the Tax Act, the Trust is permitted to make distributions up to February 1 and have them apply to the previous tax year. The Trust expects to make such a distribution in the Defensive Equity Fund in future years.

     A shareholder is taxed on capital gains and income realized by the Trust, regardless of the length of time he has been a shareholder. Thus a shareholder may receive capital gains distributions shortly after purchasing shares, and this will reduce the market value of the shares by the amount of the distribution. The shareholder will not be able to recognize the resultant loss in value for tax purposes until the shares are sold at a later date. In the case of some mutual funds this effect can be substantial. In the case of the Defensive Equity and Fixed Income Funds, each of which frequently liquidates its portfolio for defensive purposes and therefore tends not to realize large capital gains accumulated over a long period of time, the effect is not expected to be substantial.

     Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. Each shareholder will receive a statement annually informing him of the amount of the income and capital gains which have been distributed during the calendar year.

     The Trust files federal income tax returns for each of the Funds. Each Fund is treated as a separate entity for federal income tax purposes. The Trust also intends to comply with Subchapter M of the Internal Revenue Code, which imposes such restrictions as (1) appropriate diversification of its portfolio of investments, and (2) realization of 90% of its annual gross income from dividends, interest, and gains from the sale of securities. A Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Trust qualified as a "regulated investment company" for each of the last fifteen fiscal years.

                                 OTHER SERVICES
                                 --------------

     CUSTODIAN - Huntington National Bank, 41 South High Street, Columbus, Ohio 43015, is custodian of all of the Trust's assets.

     AUDITORS - KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio, 43215, has been retained as independent auditors for the Trust. The auditors audit financial statements for the Fund Complex and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Fund accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for each of the Funds is $_____. Subject to the applicable minimum fee, each Fund's annual fee, payable monthly, is computed at the rate of _____% of the first $10 million, ____% of the next $20 million, ____% of the next $50 million and ___% in excess of $80 million of each Fund's average net assets.

     Subject to a $_____ annual minimum fee the Defensive Equity Fund incurs the greater of $___ per shareholder account or ___% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services. In the Fixed Income Fund, this annual fee is the greater of $15 per shareholder account or ____% of the Fund's average net assets.

     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. All of the expenses of Mutual Funds Service Co. with respect to the Defensive Equity Fund and the Fixed Income Fund are paid by Meeder Asset Management, Inc.

     REPORTS TO SHAREHOLDERS - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                              FINANCIAL STATEMENTS
                              --------------------

     Not applicable.

                              MEEDER PREMIER FUNDS
                               6125 Memorial Drive
                               Dublin, Ohio 43017

            STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2003
            ---------------------------------------------------------

This Statement of Additional Information pertains to the following Funds of Meeder Premier Funds: The Growth Fund and The Aggressive Growth Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Funds dated October 1, 2003. A copy of the Prospectus may be obtained from the Meeder Premier Funds, at the above address, or by calling: 1-800-325-3539, or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
     Description of the Trust
     Investment Policies and Related Matters
     Investment Restrictions
     Portfolio Turnover
     Purchase and Sale of Fund Securities
     Valuation of Fund Securities
     Calculation of Average Annual Total Return
       Before Taxes
     Calculation of Average Annual Total Return
       After Taxes on Distributions
     Calculation of Average Annual Total Return
       After Taxes on Distributions and Sale of Fund Shares
     Comparative Performance Information
     Additional Purchase and Redemption Information
     Investment Adviser and Manager
     Officers and Trustees
     Distributions and Taxes
     Other Services
     Financial Statements

     INVESTMENT ADVISER                           TRANSFER AGENT
     ------------------                           --------------
     Meeder Asset Management, Inc.                Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

     BACKGROUND. The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its constituent funds is a diversified open-end management investment company. The business and affairs of the Trust are under the direction of its Board of Trustees. [On July 31, 2003, the Board of Trustees of the Trust approved the change of the name of the Trust from the "Meeder Advisor Funds" to the "Meeder Premier Funds."

     As stated in "Investment Policies and Related Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of a Fund, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Portfolios, see "Investment Adviser and Manager" and "Officers and Trustees."

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each fund of the Trust will issue its own series of shares of beneficial interest. The shares of each fund represent an interest only in that fund's assets (and profits or losses) and in the event of liquidation, each share of a particular fund would have the same rights to dividends and assets as every other share of that fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular fund would make the Plan effective as to that fund, whether or not it had been approved by the shareholders of the other funds.

     When matters are submitted for shareholder vote, shareholders of each fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a fund is required on any matter affecting the fund on which shareholders are entitled to vote. Shareholders of one fund are not entitled to vote on a matter that does not affect that fund but that does require a separate vote of any other fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the

Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

     GENERAL. As described in the Prospectus and herein, the Trust seeks to achieve the investment objective of each Fund by investing all of its investable assets in a corresponding Portfolio having the same investment objective, policies and restrictions as that Fund. Since the investment characteristics of the Funds correspond directly to those of each Fund's respective Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolios.

     The investment policies set forth below in this section represent the Funds' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Funds without shareholder approval.

     The Manager selects underlying funds in which to invest based, in part, on the industry classifications represented in their portfolios, their investment objectives and policies, their investment advisor and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted). The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings.

     The Manager typically selects underlying funds that invest in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although a Fund may have exposure to a large number of sectors, the underlying funds in which it invests may include funds which concentrate investments in a particular industry sector, or which leverage their investments.

     A Fund may invest its assets in underlying funds from different mutual fund families, managed by different investment advisers, and utilizing a variety of different investment objectives and styles. Although the Funds may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of each Fund. The underlying funds in which a Fund invests may, but need not, have the same investment policies as the Fund.

     The Funds will not invest in other funds of the Meeder Premier Funds family of funds or The Flex-funds family of funds which are also managed by the Manager.

     A Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of a Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, a Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so.

     In purchasing shares of other mutual funds the Funds will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     Each Fund has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Portfolio's outstanding shares. These restrictions are described elsewhere in this Statement of Additional Information.

     OPEN-END INVESTMENT COMPANIES. The Funds and their underlying funds may invest their assets in open-end investment companies. Any investment in a mutual fund involves risk, and although the Funds may invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Funds in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not be present in a direct investment in the underlying funds. See "Distributions and Taxes."

     The Funds will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Funds may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Funds.

     Absent an exemptive order, a Fund may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any "affiliated persons" of the Trust and the Funds, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, a Fund will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by a Fund may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases the Fund may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     CLOSED-END INVESTMENT COMPANIES. The Funds or their underlying funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

     A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

     The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

     A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

     Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

     COMMON STOCKS. A Fund may invest in common stocks based upon the criteria described in its investment objectives. Generally, investments in common stocks will not exceed 25% of a Fund's net assets.

     INDEX-BASED INVESTMENTS. The Funds and their underlying funds may invest their assets in index-based investments (IBIs), including, among others, Standard & Poor's Depositary Receipts (SPDRs) and DIAMONDS. IBIs are shares of publicly traded Unit Investment Trusts - investment vehicles registered with the Securities and Exchange Commission under the Investment Company Act of 1940 - which own the stocks in the relevant index.

     SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks of the S&P 500 Index. SPDRs are listed on the Exchange and may be traded in the secondary market on a per-SPDR basis. SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component of common stocks of the S&P 500 Index.

     DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average. DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMOND basis. DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Dow Jones Industrial Average.

     IBIs are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. A Fund's investment in an IBI may not exactly match the performance of a direct investment in the respective index to which it is intended to correspond. Additionally, an IBI may not fully replicate the performance of its benchmark index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between the IBI and the index with respect to the weighting of securities. IBIs are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

     MONEY MARKET INSTRUMENTS. A Fund (limited to not more than 20% of its total assets) or an underlying fund may invest in money market instruments. When investing in money market instruments, a Fund will limit its purchases, denominated in U.S. dollars, to the following securities.

     U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. A Fund may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. A Fund will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will a Fund invest more than 10% of its assets in time deposits.

     High Quality Commercial Paper - A Fund may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Funds. A Fund's risk is that the universe of potential buyers for the securities, should the Fund desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     Repurchase Agreements - See "Repurchase Agreements" below.

     The Manager exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a Portfolio.

RATINGS
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - See "Repurchase Agreements" below.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     FOREIGN INVESTMENTS. The Funds may invest their assets in underlying funds that hold foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

     Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate or counter these potential events.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American  Depositary  Receipts and European  Depositary  Receipts (ADRs and
EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

     ILLIQUID INVESTMENTS. The Funds and their underlying funds may invest their assets in illiquid securities. Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Fund's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include shares in excess of 1% of a mutual fund's outstanding securities, repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager may determine some restricted securities to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     RESTRICTED SECURITIES. The Funds and their underlying funds may invest their assets in restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the

Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     REPURCHASE AGREEMENTS. The Funds and their underlying funds may invest their assets in repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is each Fund's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

     HEDGING STRATEGIES. Each Fund may engage in hedging transactions in carrying out its investment policies. The Manager may conduct a hedging program on behalf of a Fund for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Fund's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Fund's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Fund while the manager is making a change in the Fund's investment position.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Fund to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as the Funds. All futures transactions for a Fund will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever a Fund establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Fund. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, a Fund will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by a Fund to protect against reinvestment risk are intended to protect the Fund against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     A Fund may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

     The above limitations on a Fund's investments in futures contracts and options, and each Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

     FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.

     Some currently available futures contracts are based on indices of securities-prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

     If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of each Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

     A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     A Fund may write only "covered" call options. An option written on a security or currency is "covered" when, so long as the Fund is obligated under the option, it owns the underlying security or currency. A Fund will "cover" stock index options and options on futures contracts it writes by maintaining in a segregated account either marketable securities, which in the Subadviser's judgment correlate to the underlying index or futures contract or an amount of cash, U.S. government securities or other liquid, high grade debt securities equal in value to the amount the Fund would be required to pay were the option exercised.

     COMBINED POSITIONS. A Fund may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

     A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     SHORT SALES. A Fund may enter into short sales "against the box" with respect to equity securities it holds. For example, if the Adviser anticipates a decline in the price of a stock the Fund holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline. Each Fund currently intends to hedge no more than 25% of its total assets with short sales "against the box" on equity securities under normal circumstances.

     When a Fund enters into a short sale "against the box", it will be required to own, or have the right to obtain at no added cost, securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                             INVESTMENT RESTRICTIONS
                             -----------------------

     Each Fund's investment objective and, except as otherwise noted, the policies by which each Fund seeks to achieve its objective, may be changed without the approval of shareholders. No changes are contemplated at this time, but a change in investment objective or policies could result in a Fund no longer being appropriate for an investor.

     Each Fund is subject to certain investment restrictions, which are set forth below. Any investment restriction that is denoted as "fundamental" may be changed only by the approval of a majority of a Fund's shareholders. In this situation, majority means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

     Any investment policy or restriction in the Prospectus or this Statement of Additional Information which involves a maximum percentage of securities or assets, except those dealing with borrowing, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

     THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY AND MAY BE CHANGED ONLY BY THE APPROVAL OF SHAREHOLDERS; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT EITHER FUND FROM INVESTING ALL OR PART OF ITS ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. NEITHER FUND will:

     (a)  Issue senior securities;

     (b)  Act as underwriter of securities of other issuers;

     (c)  Invest in real estate except for office purposes;

     (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (e) Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation to the extent permitted by law;

     (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (h) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (i) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted; and

     (j) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days.

                               PORTFOLIO TURNOVER
                               ------------------

     The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

                    PURCHASE AND SALE OF PORTFOLIO SECURITIES
                    -----------------------------------------

     All orders for the purchase or sale of portfolio securities are placed on behalf of each Fund by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Fund expenses.

     Each Fund may execute portfolio transactions with broker-dealers that provide research and execution services to the Fund or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of a Fund may be useful to the Manager in rendering investment management services to the Fund or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Fund. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Fund and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Manager is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Flex-funds funds or Meeder Premier funds to the extent permitted by law.

     The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of each Fund periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits to each Fund.

     From time to time, the Trustees of each Fund will review whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

     Each Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of each Fund intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

     Although each Fund has substantially the same Trustees and officers, investment decisions for each Fund are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Funds or accounts. Simultaneous transactions are inevitable when several funds are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Fund.

     When two or more Funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Fund Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Funds is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund. It is the current opinion of the Trustees of each Fund that the desirability of retaining the Manager as investment adviser to each Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES
                        ---------------------------------

     Normally, the assets of each Fund consist primarily of underlying mutual funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying mutual fund.

     Securities owned by a Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit commercial paper, etc.) having maturities of 60 days or less are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees.

     Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

            CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES
            -------------------------------------------------------

     From time to time the Growth Fund and the Aggressive Growth Fund may advertise their period and average annual total returns for various periods of time. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Fund will vary depending upon interest rates, the current market value of the securities held by the Fund's, and changes in the Fund's expenses.

     When applicable, depending on the Fund, the periods of time shown will be for a one-year period, a five-year period, a ten-year period, and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Funds will assume a hypothetical investment of $1,000 at the beginning of each period.

     It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P (1+T)^n = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period

Total return performance data represent past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION  OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period but assumes that the redemption itself had no tax consequences.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     Each  Fund's  sales  literature  and  advertising  commonly  refer  to this
calculation   as   the   Fund's   after-tax    average   annual   total   return
(pre-liquidation).

     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    = a hypothetical initial payment of $1,000
     T    = average annual total return (after taxes on distributions)
     n    = number of years
     ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

     Average annual total return after taxes on distributions and sale of a Fund's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of taxes upon sale of a Fund's shares.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     Each  Fund's  sales  literature  and  advertising  commonly  refer  to this
calculation    as   a   Fund's    after-tax    average   annual   total   return
(post-liquidation).

The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P    = a hypothetical initial payment of $1,000
     T    = average annual total return (after taxes on distributions and redemptions)
     n    = number of years
     ATVDR= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

NONSTANDARDIZED TOTAL RETURN
----------------------------

     In addition to the performance information described above, the Funds may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. The Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

     COMPARATIVE PERFORMANCE INFORMATION may be used from time to time in advertising or marketing information relative to the Funds, including data from Lipper Analytical Services, Inc., Morningstar Mutual Fund Report, other publications, various indices, or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

     Each Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2003: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

     Each Fund's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     Shareholders of each Fund will be able to exchange their shares for shares of any mutual fund that is a series of the Meeder Premier Funds (each a "Meeder Premier Funds' Fund"). No fee or sales load will be imposed upon the exchange.

     Additional details about the exchange privilege and prospectuses for each of the Flex-funds Funds are available from the Funds' Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and each Fund has the right to reject any exchange application relating to such Fund's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, each Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     REDEMPTIONS IN KIND. The Meeder Premier Funds has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------

     Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. (the "Manager") is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Portfolio.

     Pursuant to the terms of each Investment Advisory Contract, the Manager has agreed to provide an investment program within the limitations of each Fund's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Fund business, other than accounting services and services that are provided by each Fund's custodian, transfer agent, independent accountants, and legal counsel.

     The Investment Advisory Contract for each Fund was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Funds. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

     Each Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees of the Funds, or by the Manager.

     Under the terms of the Investment Advisory Contract for each Fund, the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees (and their legal counsel, if any) and extraordinary or non-recurring expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the average daily net assets of each Fund. The Adviser may waive all or part of its fee or reimburse the Funds' expenses, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees or reimburse the Funds' expenses in the future.

     Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc. ("MFI"), a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. MFI conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and each Portfolio. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and each Portfolio. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust and each Portfolio.

     The Manager may use its resources to pay expenses associated with the sale of each Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Fund's shares. However, the Funds do not pay the Manager any separate fee for this service.

                              OFFICERS AND TRUSTEES
                              ---------------------

     The Board of Trustees oversees the management of the Trust and elects its officers. The officers are responsible for the funds' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds, Meeder Premier Funds and the corresponding portfolios of the Meeder Premier Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager.
Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

"Non-Interested" Trustees
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                                                             Funds/
                                                 Year First                                  Portfolios
                                                 Elected A                                   in Fund        Other
                                                 Director                                    Complex        Directorships
                                                 of Fund       Principal Occupation(s)       Overseen by    Held by
Name, Address and Age          Position Held     Complex1      During Past Five Years        Trustee        Trustee2
---------------------          -------------     --------      ----------------------        -------        --------
------------------------------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW, 74      Trustee           1982          Retired; formerly a           14             None
1424 Clubview                                                  practicing attorney in
Boulevard, S.                                                  Columbus, Ohio; member of
Worthington, OH  43235                                         each Fund's Audit
                                                               Committee.
------------------------------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 62         Trustee           1994          Professor of Marketing        14             Airnet Systems,
Blackwell Associates, Inc.                                     and Consumer Behavior,                       Anthony & Sylvan,
3380 Tremont Road                                              The Ohio State                               Applied Industrial
Columbus, OH  43221                                            University; President of                     Technologies, Diamond
                                                               Blackwell Associates,                        Hill, Max & Erma's,
                                                               Inc., a strategic                            Frontstep, Value City
                                                               consulting firm.                             Department Stores
------------------------------------------------------------------------------------------------------------------------------------

                                       27

------------------------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 65             Trustee           1984          Retired; formerly             14             Southtrust Bank, N.A.
500 Ocean Drive                                                Executive Vice President                     Florida
Juno Beach, FL  33408                                          of Aon Consulting, an
                                                               employee benefits
                                                               consulting group; member
                                                               of each Fund's Audit
                                                               Committee.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN, 60      Trustee           1997          President, Winston            14             None
Winston Financial, Inc.                                        Financial, Inc., which
200 TechneCenter Drive,                                        provides a variety of
Suite 200                                                      marketing and consulting
Milford, OH  45150                                             services to investment
                                                               management companies;
                                                               CEO, Winston Advisors,
                                                               Inc., an investment
                                                               adviser; member of each
                                                               Fund's Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 72            Trustee           1982, 1998    Retired; formerly             14             None
8781 Dunsinane Drive                                           Executive Vice President
Dublin, OH  43017                                              of Core Source, Inc., an
                                                               employee benefit and
                                                               Workers' Compensation
                                                               administration and
                                                               consulting firm
                                                               (1991-1997).
------------------------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 41        Trustee           1998          Designer, Nicklaus            14             None
11780 U.S. Highway #1                                          Design, a golf course
North Palm Beach, FL 33408                                     design firm and division
                                                               of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------------------------------

"Interested" Trustees3,4
------------------------------------------------------------------------------------------------------------------------------------

                                                 Year First                                  Number of
                                                 Elected A                                   Funds
                                                 Director                                    in Fund        Other
                                                 and/or                                      Complex        Directorships
                                                 Officer of    Principal Occupation(s)       Overseen by    Held by
Name, Address and Age          Position Held     the Fund1     During Past Five Years        Trustee        Trustee
---------------------          -------------     ---------     ----------------------        -------        -------
------------------------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER, SR.*+, 74    Trustee/          1982          Chairman of Meeder Asset      14             None
                               President                       Management, Inc., an
                                                               investment adviser;
                                                               Chairman and Director of
                                                               Mutual Funds Service Co.,
                                                               each Fund's transfer
                                                               agent; Director of
                                                               Adviser Dealer Services,
                                                               Inc., a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.*, 41     Trustee and       1992          President of Meeder Asset     14             None
                               Vice President                  Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Other Officers4
------------------------------------------------------------------------------------------------------------
                                                     Year First
                                                     Elected an
                                                     Officer of    Principal Occupation(s)
Name, Address and Age          Position Held         the Fund1     During Past Five Years
---------------------          -------------         ---------     ----------------------
------------------------------------------------------------------------------------------------------------

DONALD F. MEEDER*+, 64         Assistant Secretary   1982          Assistant Secretary and Vice President of
                                                                   Meeder Asset Management, Inc.; Assistant
                                                                   Secretary of Mutual Funds Service Co.,
                                                                   each Fund's transfer agent.
------------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 46           Vice President and    1994          Vice President, Secretary and General
                               Secretary                           Counsel of Meeder Asset Management, Inc.
                                                                   and Mutual Funds Service Co., the Fund's
                                                                   transfer agent (since July 1993),
                                                                   Secretary of Adviser Dealer Services,
                                                                   Inc., a broker-dealer; Attorney, Porter,
                                                                   Wright, Morris & Arthur, a law firm
                                                                   (October 1984 to June 1993).
------------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 33        Treasurer             1999          Treasurer and Manager/
                                                                   Fund Accounting and Financial Reporting,
                                                                   Mutual Funds Service Co., the Funds'
                                                                   transfer agent (since April 1997).
------------------------------------------------------------------------------------------------------------

1 Trustees and Officers of the Fund serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the investment adviser of the Funds. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser of the Funds. Wesley
     F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser of the Funds. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the investment adviser of the Funds. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser of the Funds.

+    P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the funds in the Fund Complex. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each of the funds in the Fund Complex based on the following schedule:
0.00375% of the amount of each such Fund's average net assets exceeding $15 million. Each trustee who attends a meeting called for special purposes is paid a meeting fee of $500. Members of the Audit Committee for each of The Flex-funds and the Meeder Premier Funds Trusts, and the Funds are paid $500 for each Committee meeting. All other officers and Trustees serve without compensation from the Funds or the Trust.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6125 Memorial Drive, Dublin, Ohio 43017.

     The Trustees considered and approved each Fund's investment advisory agreement with the Manager. In connection with this approval, the Trustees, with the advice and assistance of independent counsel for the Funds, received and considered information and reports relating to the nature, quality and scope of the services to be provided to each Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees to be charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Fund;

     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Funds;

     o the investment approach to be used by the Manager in the daily management of each of the Funds;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars to be received by the Manager from Fund trades;

     o any commissions to be received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of each Fund;

     o the Manager's policy regarding the aggregation of orders from the Funds and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Funds.

     The Trustees also considered various improvements and upgrades in shareholder services, the increase in the scope of administrative services to be provided to the Funds by the Manager's affiliate, Mutual Funds Service Co., and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

     The Trustees and officers of the Trust and the Funds own, in the aggregate, less than 1% of the Trust's total outstanding shares.

     The Trust, the Funds and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Funds. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Fund securities. The Code of Ethics for the Trust and the Funds also restricts personal investing practices of trustees of the Trust and the Funds who have knowledge about recent Fund trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Funds in which the Funds invest.

                              DISTRIBUTIONS & TAXES
                              ---------------------

     DISTRIBUTIONS. Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager, may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

     CAPITAL GAIN Distributions. Long-term capital gains earned by a Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term capital gains distributed by a Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     TAX STATUS OF THE FUND. The Trust files federal income tax returns for the Funds. Each Fund is treated as a separate entity from the other funds of the Meeder Premier Funds Trust for federal income tax purposes.

     Each Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a "regulated investment company" and avoid being subject to federal income or excise taxes at the Fund level, each Fund intends to distribute substantially all of its net investment income (consisting of the income it earns form its investment in the Fund, less expenses) and net realized capital gains within each calendar year, as well as on a fiscal year basis. Each Fund intends to comply with other tax rules applicable to regulated investment companies. A Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. Each of the Funds qualified as a "regulated investment company" for each of the last three fiscal years.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions.

     Investors should consult their tax advisers to determine whether a Fund is suitable to their particular tax situation.

                                 OTHER SERVICES
                                 --------------

     CUSTODIAN - Huntington National Bank, 41 South High Street, Columbus, Ohio 43015, is custodian of each of the Trust's assets.

     AUDITORS - KPMG LLP, 191 West Nationwide Boulevard, Suite 500, Columbus, Ohio, 43215, has been retained as independent auditors for the Trust. The auditors audit financial statements for the Fund Complex and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Fund accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for each Fund is $_____. Subject to the applicable minimum fee, each Fund's annual fee, payable monthly, is computed at the rate of ____% of the first $10 million, ____% of the next $20 million, ___% of the next $50 million and ____% in excess of $80 million of each Fund's average net assets.

     Subject to a $____ annual minimum fee each Fund incurs the greater of $___ per shareholder account or _____% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. Each Fund incurs an annual fee, payable monthly, of 0.05% of each Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolios.

     REPORTS TO SHAREHOLDERS - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                              FINANCIAL STATEMENTS
                              --------------------

     Not applicable.

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits - Defensive Equity Fund,  Growth Fund,  Aggressive Growth Fund
         -----------------------------------------------------------------------
         and Fixed Income Fund
         ---------------------

     (a) Declaration of Trust (effective June 22, 1992) -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (b) By-laws of the Trust -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement between the Defensive Equity Fund and Meeder Asset Management, Inc., is filed herewith.
          (2) Investment Advisory Agreement between the Growth Fund and Meeder Asset Management, Inc., is filed herewith.
          (3) Investment Advisory Agreement between the Aggressive Growth Fund and Meeder Asset Management, Inc., is filed herewith.
          (4) Investment Advisory Agreement between the Fixed Income Fund and Meeder Asset Management, Inc., is filed herewith.

     (e)  Not applicable.

     (f) Deferred Compensation Plan for Independent Trustees - filed as an exhibit to Registrant's Nineteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on March 2, 1999, which exhibit is incorporated by reference.

     (g) Custodian Agreement between the Registrant and Huntington National Bank is to be filed herewith.

     (h) (1) Transfer Agency Agreement between the Defensive Equity Fund and Mutual Funds Service Co. dated __________, 2003; Accounting Services Agreement between the Defensive Equity Fund and Mutual Funds Service Co. dated ____________, 2003; and Administration Agreement between the Defensive Equity Fund and Mutual Funds Service Co. dated ____________, 2003, are filed as Exhibit 23(h)(1) hereto.

          (2) Transfer Agency Agreement between the Growth Fund and Mutual Funds Service Co. dated ___________, 2003; Accounting Services Agreement between the Growth Fund and Mutual Funds Service Co. dated ____________, 2003; and

               Administration Agreement between the Growth Fund and Mutual Funds Service Co. dated ____________, 2003 are filed as Exhibit 23(h)(2) hereto.

          (3) Transfer Agency Agreement between the Aggressive Growth Fund and Mutual Funds Service Co. dated ___________, 2003; Accounting Services Agreement between the Aggressive Growth Fund and Mutual Funds Service Co. dated ____________, 2003; and Administration Agreement between the Aggressive Growth Fund and Mutual Funds Service Co. dated ____________, 2003 are filed as Exhibit 23(h)(3) hereto.

          (4) Transfer Agency Agreement between the Fixed Income Fund and Mutual Funds Service Co. dated ___________, 2003; Accounting Services Agreement between the Fixed Income Fund and Mutual Funds Service Co. dated ____________, 2003; and Administration Agreement between the Fixed Income Fund and Mutual Funds Service Co. dated ____________, 2003 are filed as Exhibit 23(h)(4) hereto.

     (i)  Opinion and Consent of Counsel is to be filed herewith.

     (j)  Not applicable.

     (k)  Not applicable.

     (l) Investment Representation Letter of Initial Shareholder filed as an exhibit to Registrant's Eighth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 29, 1995, which exhibit is incorporated herein by reference.

     (m)  Not applicable.

     (n)  Not applicable.

     (o)  Not applicable.

     (p) (1) Code of Ethics of the Registrant - filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

          (2) Code of Ethics of Meeder Financial Inc., formerly known as Muirfield Investors, Inc. and Meeder Asset Management, Inc. - filed as an exhibit to the Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

     (q) Powers of Attorney of Trustees of Registrant and each Portfolio are incorporated by reference herein.

Item 24. Persons Controlled by or under Common Control with Registrant.
         -------------------------------------------------------------

               None.

Item 25. Indemnification
         ---------------

     Reference is made to Section 5.3 of the Declaration of Trust filed as an original exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992. As provided therein, each Fund is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of each Fund, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Each Fund is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of each Fund, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, each Fund will comply with the provisions of the Investment Company Act.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

               Not applicable.

Item 27. Principal Underwriters.
         ----------------------

               Not applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

     Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6125 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of Huntington National Bank, the Trust's custodian, at 41 South High Street, Columbus, Ohio 43215. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6125 Memorial Drive, Dublin, OH 43017.

Item 29. Management Services.
         -------------------

               None

Item 30. Undertakings.
         ------------

               Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, and the State of Ohio on the 11th day of July, 2003.

                                             MEEDER ADVISOR FUNDS

                                             BY:/s/ Wesley F. Hoag
                                             ---------------------------------
                                                Wesley F. Hoag, Vice President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                     TITLE                           DATE

Robert S. Meeder, Sr.*             President and Trustee           July 11, 2003
------------------------------
Robert S. Meeder Sr.

Milton S. Bartholomew*             Trustee                         July 11, 2003
------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                Trustee                         July 11, 2003
------------------------------
Roger D. Blackwell

James W Didion*                    Trustee                         July 11, 2003
------------------------------
James W. Didion

Charles A. Donabedian*             Trustee                         July 11, 2003
------------------------------
Charles A. Donabedian

Robert S. Meeder, Jr.*             Vice President and Trustee      July 11, 2003
------------------------------
Robert S. Meeder, Jr.

/s/  Bruce E. McKibben             Principal Accounting and        July 11, 2003
------------------------------     Financial Officer and
Bruce E. McKibben                  Treasurer

Jack W. Nicklaus II*               Trustee                         July 11, 2003
------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                    Trustee                         July 11, 2003
------------------------------
Walter L. Ogle

*By:/s/  Wesley F. Hoag
    -----------------------
    Wesley F. Hoag
    Executed by Wesley F. Hoag on
    behalf of those indicated pursuant
    to Powers of Attorney